FINANCIAL ASSETS AND LIABILITIES - Additional information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Foreign exchange risk [member]
Disclosure of Financial Resources [line items]
Exposure to risk	R$ (2,848,721)	R$ (12,658,314)
Foreign exchange risk [member] | Japan, Yen | Liabilities [member]
Disclosure of Financial Resources [line items]
Exposure to risk	R$ 0
SELIC [member] | Government security [member]
Disclosure of Financial Resources [line items]
Interest, Index	100% of the CDI
Inter Bank Deposit Certificate [member]
Disclosure of Financial Resources [line items]
Onshore financial investments remunerated rate	100.00%	100.00%